Delaware Investments
A member of Lincoln Financial Group

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 33-63238
1940 Act File No. 811-7742

November 22, 2002

Filed via EDGAR (CIK #0000906236)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 33-63238
      VOYAGEUR MUTUAL FUNDS
      DELAWARE TAX-FREE ARIZONA FUND
      DELAWARE TAX-FREE CALIFORNIA FUND
      DELAWARE TAX-FREE IDAHO FUND
      DELAWARE TAX-FREE NEW YORK FUND
      DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
      DELAWARE NATIONAL HIGH-YILED MUNICIPAL BOND FUND
      __________________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 27, the most recent Post-Effective Amendment of Voyageur Mutual Funds. Post-Effective Amendment No. 27 was filed electronically with the Commission on November 18, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
_______________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary